INVESTMENTS - Business Combination: Acquisition of control of MESA (Details) - BRL (R$) R$ in Thousands						1 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 08, 2022	Jun. 30, 2022	May 31, 2022	May 21, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Aggregate subscription price							R$ 254,498	R$ 274,354	R$ 68,169
Percentage of shares in associates							67.95%
Percentage of equity interest /Percentage of participation					100.00%
ASSETS
Cash and cash equivalents	R$ 10,739,126						R$ 10,739,126	192,659	R$ 286,607	R$ 335,307
Deferred income tax/social contribution	3,541,162						3,541,162	1,500,987
TOTAL ASSETS	270,217,462						270,217,462	188,303,069
Post-employment benefit obligations - amounts recognized in financial statements
Total loans, financing and debentures	59,106,522						59,106,522	44,015,645
Liabilities
INVESTMENTS	33,985,522						33,985,522	27,647,781
Provision for unsecured liability								705,864
Provision for investment loss	250,551
Madeira Energia S.A.
ASSETS
Cash and cash equivalents			R$ 1,762,742			R$ 1,762,742
Deferred income tax/social contribution			2,077,704			2,077,704
Other assets			758,493			758,493
Fixed and intangible assets			18,991,316			18,991,316
TOTAL ASSETS			23,590,255			23,590,255
Post-employment benefit obligations - amounts recognized in financial statements
Total loans, financing and debentures			19,979,063			19,979,063
Other Liabilities			2,687,907			2,687,907
TOTAL LIABILITIES			22,666,970			22,666,970
Fair value adjustments to inventories, fixed and intangible assets			1,213,000
Fair value adjustments to inventories, total assets			1,213,000
Fair value adjustments to inventories, other liabilities			58,026
Fair value adjustments to inventories, total liabilities			58,026
Fair value adjustments to inventories, net assets (liabilities)			1,154,974
Liabilities
Net assets (liabilities)			923,285			923,285
INVESTMENTS	R$ 604,377						R$ 604,377	R$ 0
Madeira Energia S.A. | Fair value (100.00%)
ASSETS
Cash and cash equivalents			1,762,742			1,762,742
Deferred income tax/social contribution			2,077,704			2,077,704
Other assets			758,493			758,493
Fixed and intangible assets			20,204,316			20,204,316
TOTAL ASSETS			24,803,255			24,803,255
Post-employment benefit obligations - amounts recognized in financial statements
Total loans, financing and debentures			19,979,063			19,979,063
Other Liabilities			2,745,933			2,745,933
TOTAL LIABILITIES			22,724,996			22,724,996
Equity			2,078,259			R$ 2,078,259
Furnas | Madeira Energia S.A.
Investments
Number of common shares subscribed as a result of the preemptive right under the capital increase						5,494,950,237
Subscription price of shares subscribed as a result of the preemptive right under the capital increase						R$ 681,374
Number of common shares subscribed as a result of the surplus shares of the capital increase						7,267,560,939
Subscription price of shares subscribed as a result of the surplus shares of the capital increase						R$ 901,177
Aggregate subscription price						R$ 1,582,551
Percentage of shares in associates				43.05%		72.36%
Percentage of equity interest /Percentage of participation		72.36%				72.36%
Consideration of the business combination			1,582,551			R$ 1,582,551
Financial assets
Cash and cash equivalents			1,275,591			1,275,591
Deferred income tax/social contribution			1,503,510			1,503,510
Other Assets			548,876			548,876
Fixed and intangible assets			14,620,651			14,620,651
Total			17,948,628			17,948,628
Liabilities
Loans and financing			14,457,649			14,457,649
Other Liabilities			1,987,067			1,987,067
Total			16,444,716			16,444,716
Net assets (liabilities)			R$ 1,503,912			R$ 1,503,912